Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000105717
Account Value [Line Items]
Line Graph and Table Measure Name		Africa Fund
Accumulated Value	$ 10,000		$ 11,043	$ 13,317	$ 11,160	$ 6,662	$ 11,193	$ 12,069	$ 10,360	$ 10,181	$ 12,700	$ 18,224
C000012360
Account Value [Line Items]
Line Graph and Table Measure Name		Commonwealth Australia/New Zealand Fund
Accumulated Value	10,000		11,496	12,074	11,997	10,212	15,852	14,741	12,866	10,990	11,473	13,861
C000012362
Account Value [Line Items]
Line Graph and Table Measure Name		Commonwealth Global Fund
Accumulated Value	10,000		10,935	11,669	11,886	10,719	15,335	14,016	14,189	15,099	15,122	17,412
C000012361
Account Value [Line Items]
Line Graph and Table Measure Name		Commonwealth Japan Fund
Accumulated Value	10,000		10,549	12,348	11,616	11,006	13,262	10,676	11,153	11,927	12,605	15,960
C000012363
Account Value [Line Items]
Line Graph and Table Measure Name		Commonwealth Real Estate Securities Fund
Accumulated Value	10,000		11,052	11,371	11,950	10,201	14,812	14,781	13,962	15,779	16,518	17,895
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Accumulated Value	10,000		11,913	14,500	13,769	12,117	18,019	14,716	13,758	15,117	16,481	24,175
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Accumulated Value	10,000		11,259	13,050	12,629	11,175	15,978	14,330	14,767	16,144	18,069	23,888
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Accumulated Value	10,000		11,513	13,144	13,810	13,125	19,129	18,088	18,461	21,685	24,252	31,770
Tokyo Stock Price Index
Account Value [Line Items]
Line Graph and Table Measure Name		Tokyo Stock Price Index
Accumulated Value	10,000		11,352	13,710	12,495	12,103	15,709	13,429	14,383	16,963	18,654	24,304
MSCI US REIT Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI US REIT Index
Accumulated Value	9,999		10,587	10,253	12,170	10,435	14,343	16,004	13,651	13,889	16,051	19,185
Dow Jones Africa Titans 50 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Africa Titans 50 Index
Accumulated Value	10,000		10,007	12,238	10,992	8,540	11,343	11,752	10,579	10,577	12,288	20,217
Australian All Ordinaries Index
Account Value [Line Items]
Line Graph and Table Measure Name		Australian All Ordinaries Index
Accumulated Value	10,000		11,631	12,676	13,229	11,247	17,953	18,414	17,728	19,346	20,971	26,166
NZX 50 Index
Account Value [Line Items]
Line Graph and Table Measure Name		NZX 50 Index
Accumulated Value	$ 9,999		$ 10,643	$ 12,510	$ 14,050	$ 13,595	$ 19,173	$ 16,132	$ 15,622	$ 14,835	$ 14,833	$ 15,970